Note 7 - Share-based Compensation - Weighted-average Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expected term (in years) (Year)	6 years 3 months	6 years 3 months
Expected volatility	58.00%	52.00%
Risk-free rate	4.20%	3.88%
Dividend rate	0.00%	0.00%